EMPLOYEE BENEFIT PLANS (Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 40,572	$ 36,359	$ 24,298
Interest cost	4,336	3,096	2,974
Expected return on plan assets	(5,766)	(4,681)	(3,422)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	993	0	0
Amortization of prior service costs	53	53	53
Amortization of loss	452	1,043	1,228
Net periodic benefit cost	40,640	35,870	25,131
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,263	1,047	967
Interest cost	688	528	558
Expected return on plan assets	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Amortization of prior service costs	646	541	326
Amortization of loss	0	0	0
Net periodic benefit cost	$ 2,597	$ 2,116	$ 1,851